Recent Accounting Statements (Narrative) (Details) - Accounting Standards Update 2016-02 [Member] $ in Millions	Dec. 31, 2018 USD ($)
Minimum [Member]
Lease, right of use asset	$ 100
Lease, related liability	100
Maximum [Member]
Lease, right of use asset	120
Lease, related liability	$ 120